TRADE PAYABLES (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Open debts mainly in USD	$ 11,408	$ 11,246
Open debts in NIS	5,876	6,789
Sub-Total	17,284	18,035
Notes payable	1	1
Trade payables	$ 17,285	$ 18,036